DUE TO RELATED PARTY	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
DUE TO RELATED PARTY [Text Block]	NOTE 10. DUE TO RELATED PARTY During the period ended October 31, 2014, a director and officer, provided a non-interest bearing demand loan with a balance of $600.

NOTE 10.      DUE TO RELATED PARTY

As at April 30, 2014 and 2013, the Company was obligated to a director, who is also an officer, for a non-interest bearing demand loan with a balance of $4,921 and $650, respectively.